Income tax expense (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Major Components of Income Tax Expense

The major components of income tax expense for the year ended March 31, 2016, 2017 and 2018 are indicated below:

(a) Consolidated statements of Profit or loss

For the year ended March 31,	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Current tax:
Current tax on profit for the year	36,681	39,520	32,824	504
Charge / (credit) in respect of current tax for earlier years	(1,660)	(87)	392	6

Total current tax	35,021	39,433	33,216	510

Deferred tax:
Origination and reversal of temporary differences	(139,104)	(690)	31,633	486
Charge in respect of deferred tax for earlier years	19	(716)	835	13
Increase in tax rate	1,004	—	742	11

Total deferred tax	(138,081)	(1,406)	33,210	510

Total income tax (benefit) / expense for the year	(103,060)	38,027	66,426	1,020
Accounting profit / (loss) before tax	(284,408)	136,572	113,335	1,741
Effective income tax rate (%)	36.2%	27.8%	58.6%	58.6%

(b) Consolidated statements of comprehensive income

For the year ended March 31,	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Deferred tax (credit) / charge on:
- cash flow hedges	185	383	(1,572)	(24)
- reclassification adjustments on cash flow hedges	(101)	(284)	1,226	19
- remeasurement of defined benefit obligation	(47)	(40)	(30)	0
- Exchange differences on translation of foreign operations	—	(61)	29	(0)

	37	(2)	(347)	(5)

Reconciliation of Income Tax Expense/(Credit) Applicable to Accounting Profit/(Loss) Before Tax at the Statutory Income Tax Rate to Recognized Income Tax Expense/(Credit) for the year at the Group's Effective Tax Rate

A reconciliation of income tax expense/ (credit) applicable to accounting profit / (loss) before tax at the statutory income tax rate to recognised income tax expense/ (credit) for the year at the Group’s effective tax rate indicated are as follows:

For the year ended March 31,	2016	2017	2018	2018
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Accounting profit / (loss) before tax	(284,408)	136,572	113,335	1,741
Indian Statutory income tax rate	34.61%	34.61%	34.61%	34.61%
Tax at Indian statutory income tax rate	(98,428)	47,265	39,223	602
Disallowable expenses	970	1,198	1,529	24
Non-taxable income	(12,249)	(10,344)	(3,170)	(49)
FCTR recycled on liquidation of subsidiaries to consolidated statements of profit or loss	—	—	28,142	432
Tax holidays and similar exemptions	(20,176)	(14,755)	(10,152)	(156)
Impact of changes in tax rate	1,004	—	742	11
Effect of tax rates differences of subsidiaries operating in other jurisdictions	4,951	(2,515)	4,179	64
Dividend distribution tax	16,235	16,418	4,042	62
Charge/(credit) in respect of previous years	(1,641)	(803)	1,227	19
Unrecognised Tax Assets (net)	7,418	4,492	2,723	42
Capital loss lapsed on account of Merger (Refer note 1)	—	3,411	—	—
Others	(1,144)	(6,340)	(2,059)	(31)

	(103,060)	38,027	66,426	1,020

Schedule of Components of Deferred Tax Assets and Liabilities

Significant components of Deferred tax (assets)/liabilities recognized in the consolidated balance sheet are as follows:

For the year ended March 31, 2016:
	Opening balance as at April 1, 2015	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Charged/ (credited) to equity	Exchange difference transferred to translation of foreign operation	Closing balance as at March 31, 2016
Significant components of deferred tax liabilities/(assets)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	222,116	(117,353)	—	—	6,370	111,133
Unabsorbed depreciation/business loss	(29,668)	(8,011)	—	—	—	(37,679)
Voluntary retirement scheme	(694)	(197)	—	—	—	(891)
Employee benefits	(444)	125	(47)	—	22	(344)
Fair value of derivative assets/ liabilities	(524)	320	84	—	—	(120)
Fair valuation of other assets/liabilities	9,662	(168)	—	—	48	9,542
MAT credits entitlement	(118,833)	(11,673)	—	—	—	(130,506)
Other temporary differences	(2,290)	(1,124)	—	—	10	(3,404)

Total	79,325	(138,081)	37	—	6,450	(52,269)

For the year ended March 31, 2017:
	Opening balance as at April 1, 2016	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Charged/ (credited) to equity	Exchange difference transferred to translation of foreign operation	Total as at March 31, 2017
Significant components of deferred tax liabilities/(assets)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	111,133	(651)	—	—	(258)	110,224
Unabsorbed depreciation/business loss	(37,679)	(3,975)	—	—	—	(41,654)
Voluntary retirement scheme	(891)	112	—	—	—	(779)
Employee benefits	(344)	(58)	(40)	—	—	(442)
Fair value of derivative assets/ liabilities	(120)	(317)	99	—	—	(338)
Fair valuation of other assets/liabilities	9,542	(625)	—	—	14	8,931
MAT credits entitlement	(130,506)	6,933	(278)	—	—	(123,851)
Other temporary differences	(3,404)	(2,825)	217	43	311	(5,658)

Total	(52,269)	(1,406)	(2)	43	67	(53,567)

For the year ended March 31, 2018:
	Opening balance as at April 1, 2017	Charged/ (credited) to Statement of profit or loss	Charged/ (credited) to other comprehensive income	Deferred tax on acquisition through business combination	Exchange difference transferred to translation of foreign operation	Clsoing balance as at March 31, 2018	Closing balance as at March 31, 2017
Significant components of deferred tax liabilities/(assets)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
Property, plant and equipment, Exploration and Evaluation and other intangible assets	110,224	21,261	—	(213)	841	132,113	2,029
Unabsorbed depreciation/business loss	(41,654)	1,781	—	—	2	(39,871)	(612)
Voluntary retirement scheme	(779)	368	—	—	—	(411)	(6)
Employee benefits	(442)	(381)	(30)	—	(22)	(875)	(13)
Fair value of derivative assets/ liabilities	(338)	123	(346)	—	(2)	(563)	(9)
Fair valuation of other assets/liabilities	8,931	(3,616)	—	3,906	329	9,550	147
MAT credits entitlement	(123,851)	12,950	(39)	—	56	(110,884)	(1,703)
Other temporary differences	(5,658)	724	68	—	512	(4,354)	(67)

Total	(53,567)	33,210	(347)	3,693	1,716	(15,295)	(234)

Net deferred tax (assets)/liability

Accordingly, the net deferred tax (assets)/liability has been disclosed in the consolidated statement of financial position as follows:

As at March 31,	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Deferred tax asset	(77,582)	(58,635)	(901)
Deferred tax liability	24,015	43,340	666

Net deferred tax (asset)/ liability	(53,567)	(15,295)	(235)

Summary of Unused Tax Losses

The unused tax losses as at March 31, 2018 expire, if unutilized, based on the year of origination as follows:

Particulars	Within one year (₹ in million)	Greater than one year, less than five years (₹ in million)	Greater than five years (₹in million)	No expiry date (₹ in million)	Total (₹ in million)	Total (US Dollars in million)
Unutilized business losses	1,277	1,457	141	12,014	14,889	228
Unabsorbed depreciation	—	—	—	20,195	20,195	310
Unused R&D Tax Credit	—	—	—	87	87	1
Total	1,277	1,457	141	32,296	35,171	539

Summary of Unused MAT Credits

Unrecognised MAT credit expires, if unutilized, based on the year of origination as follows:

Financial year ending March 31,	(₹ in million)	(US dollar in million)
2023	137	2
2024	521	8
2025	517	8
2026	1,035	16
2027	633	10
2028	81	1
2029	36	1
2032	40	1

	3,000	47